FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
June 30, 2012
Assets:
Deferred compensation assets	$2,719	$2,719	$—	$—
Commodity swaps	26	—	26	—
Liabilities:
Commodity swaps	$8,642	$—	$8,642	$—
Deferred compensation liabilities	2,719	2,719	—	—

December 31, 2011
Assets:
Deferred compensation assets	$2,672	$2,672	$—	$—
Regional Greenhouse Gas Initiative carbon credits	425	—	425	—
Liabilities:
Commodity swaps	$12,343	$—	$12,343	$—
Deferred compensation liabilities	2,672	2,672	—	—

The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
December 31, 2011
Assets:
Deferred compensation assets	$2,672	$2,672	$—	$—
Regional Greenhouse Gas Initiative carbon credits	425	—	425	—
Liabilities:
Commodity swaps	$12,343	$—	$12,343	$—
Deferred compensation liabilities	2,672	2,672	—	—
December 31, 2010
Assets:
Commodity swaps	$142	$—	$142	$—
Deferred compensation assets	1,547	1,547	—	—
Regional Greenhouse Gas Initiative carbon credits	334	—	334	—
Liabilities:
Commodity swaps	$2,505	$—	$2,505	$—
Deferred compensation liabilities	1,547	1,547	—	—